Intangible assets and goodwill (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Intangible assets and goodwill
Balance at beginning	$ 56,085	$ 16,895
Business combination - merger transaction		39,648
Additions	151	92
Amortization	(377)	(319)
Currency exchange difference	(3)
Balance at ending	55,856	56,316
Computer software
Intangible assets and goodwill
Balance at beginning	372	160
Business combination - merger transaction		87
Additions	151	92
Amortization	(9)	(104)
Currency exchange difference	(3)
Balance at ending	511	235
Brand name
Intangible assets and goodwill
Balance at beginning	1,652
Business combination - merger transaction		2,060
Amortization	(258)	(150)
Balance at ending	1,394	1,910
Customer relationship
Intangible assets and goodwill
Balance at beginning	925
Business combination - merger transaction		1,100
Amortization	(110)	(65)
Balance at ending	815	1,035
Goodwill
Intangible assets and goodwill
Balance at beginning	53,136	16,735
Business combination - merger transaction		36,401
Balance at ending	$ 53,136	$ 53,136